NET PREMIUMS EARNED - Premiums Ceded to Reinsurers and Coinsurers (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Premiums ceded to reinsurers and co-insurers, net	[1]	S/ (559,160)	S/ (497,646)	S/ (499,803)
Premiums ceded for automatic contracts [Member]
Premiums ceded to reinsurers and co-insurers, net		(254,839)	(243,427)	(257,617)
Premiums ceded for facultative contracts [Member]
Premiums ceded to reinsurers and co-insurers, net		(289,386)	(288,928)	(263,378)
Annual variation of reserve risk in progress of premiums ceded [Member]
Premiums ceded to reinsurers and co-insurers, net		S/ (14,935)	S/ (34,709)	S/ (21,192)

[1]	“Premiums ceded to reinsurers and coinsurers, net” include: